Shareholders' Equity	12 Months Ended
Oct. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

The Company was incorporated in the Cayman Islands in October 2022 under the Cayman Islands Companies Act as an exempted company with limited liability. As of October 31, 2024, the Company is authorized to issue 2,500,000,000 ordinary shares.

As of October 31,2024, the Company has 25,000,000 shares issued and outstanding with a par value of $0.00002 per share. (Retroactively restated to reflect the Company’s 1-for-5 share split effective on June 29, 2024.) For the year ended October 31, 2022, the Company issued 25,000,000 shares to five institute shareholders in exchange for US$500 based on the par value, proceeds of the $500 has been collected in full on April 29, 2024.